CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,862	$ 2,560
Restricted cash	33	33
Trade accounts receivable, net	2,408	2,445
Other current assets	805	581
Assets held for sale		791
Total Current Assets	5,108	6,410
Non-Current Assets:
Property and equipment, net	487	562
Goodwill	12,501	12,501
Intangible assets and other, net	162	277
Total Non-Current Assets	13,150	13,340
TOTAL ASSETS	18,258	19,750
Current Liabilities:
Short-term bank credit	149	217
Trade accounts payable	992	1,256
Deferred revenues	1,089	712
Other current liabilities	866	950
Liabilities held for sale		467
Total Current Liabilities	3,096	3,602
Non-Current Liabilities
Accrued severance pay, net	398	408
Loans from banks and others	223	281
Derivatives liabilities - Warrants	334	370
Total Non-Current Liabilities	955	1,059
Total Equity	14,207	15,089
TOTAL LIABILITIES AND EQUITY	$ 18,258	$ 19,750